UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22058

Nuveen Tax-Advantaged Dividend Growth Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       December 31

Date of reporting period:  March 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

JTD

Nuveen Tax-Advantaged Dividend Growth Fund
Portfolio of Investments	March 31, 2017 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 140.6% (96.1% of Total Investments)

	COMMON STOCKS – 105.3% (71.9% of Total Investments)

	Aerospace & Defense – 2.9%

14,304	Lockheed Martin Corporation	$3,827,750
155,742	Safran SA, (2)	2,909,261
	Total Aerospace & Defense	6,737,011

	Automobiles – 2.7%

35,074	Daimler AG, (2)	2,595,935
103,428	General Motors Company	3,657,214
	Total Automobiles	6,253,149

	Banks – 15.1%

45,154	BOC Hong Kong Holdings Limited, (2)	3,689,479
217,933	Danske Bank A/S, (2)	3,722,208
83,342	JPMorgan Chase & Co., (3)	7,320,761
604,644	Lloyds Banking Group PLC	2,055,790
503,197	Mitsubishi UFJ Financial Group Inc.	3,190,269
129,084	Swedbank AB, (2)	2,997,330
63,858	Toronto-Dominion Bank	3,198,647
111,981	Wells Fargo & Company, (4)	6,232,862
115,987	Westpac Banking Corporation, (3)	3,099,173
	Total Banks	35,506,519

	Beverages – 3.6%

64,129	Heineken NV, (2)	2,722,276
51,472	PepsiCo, Inc., (3)	5,757,658
	Total Beverages	8,479,934

	Biotechnology – 3.7%

98,294	AbbVie Inc., (3)	6,404,837
119,522	Grifols SA	2,255,978
	Total Biotechnology	8,660,815

	Capital Markets – 1.0%

6,145	BlackRock Inc.	2,356,669

	Chemicals – 3.7%

124,959	Koninklijke DSM NV, (2)	2,120,554
24,737	Monsanto Company, (3)	2,800,228
32,125	Praxair, Inc.	3,810,025
	Total Chemicals	8,730,807

	Consumer Finance – 1.9%

64,835	Discover Financial Services, (3)	4,434,066

	Containers & Packaging – 3.8%

76,843	Amcor Limited, (2)	3,531,259
59,224	Packaging Corp. of America	5,426,103
	Total Containers & Packaging	8,957,362

	Diversified Financial Services – 0.9%

28,246	Orix Corporation	2,099,525

NUVEEN	1

JTD	Nuveen Tax-Advantaged Dividend Growth Fund
	Portfolio of Investments (continued)	March 31, 2017 (Unaudited)

Shares	Description (1)	Value

	Diversified Telecommunication Services – 3.2%

121,275	AT&T Inc., (3)	$5,038,976
96,854	HKT Trust and HKT Limited, (2)	2,497,526
	Total Diversified Telecommunication Services	7,536,502

	Electric Utilities – 5.3%

46,113	NextEra Energy Inc.	5,919,526
340,873	Red Electrica Corporacion SA, (2)	3,258,746
171,195	Scottish and Southern Energy PLC, (2)	3,226,170
	Total Electric Utilities	12,404,442

	Equity Real Estate Investment Trusts – 0.9%

29,512	Extra Space Storage Inc.	2,195,398

	Food Products – 1.1%

191,702	Groupe Danone, (2)	2,624,400

	Health Care Equipment & Supplies – 0.8%

23,672	Medtronic, PLC, (3)	1,907,016

	Health Care Providers & Services – 3.3%

46,582	UnitedHealth Group Incorporated, (3)	7,639,914

	Hotels, Restaurants & Leisure – 1.4%

171,104	Compass Group PLC, (2)	3,295,463

	Household Durables – 1.6%

22,321	Whirlpool Corporation	3,824,257

	Household Products – 3.5%

74,472	Colgate-Palmolive Company, (4)	5,450,606
146,805	Reckitt and Benckiser, (2)	2,731,307
	Total Household Products	8,181,913

	Industrial Conglomerates – 2.5%

46,420	Honeywell International Inc., (4)	5,796,465

	IT Services – 5.4%

53,604	Accenture Limited, (3)	6,426,048
77,342	Fidelity National Information Services	6,157,970
	Total IT Services	12,584,018

	Machinery – 0.9%

26,994	Ingersoll Rand Company Limited, Class A	2,195,152

	Media – 1.2%

26,392	WPP Group PLC, (4)	2,887,285

	Oil, Gas & Consumable Fuels – 6.3%

45,723	Chevron Corporation, (3), (4)	4,909,279
67,948	Enbridge Inc.	2,842,944
48,442	Phillips 66	3,837,575
61,151	Total SA, Sponsored ADR	3,083,233
	Total Oil, Gas & Consumable Fuels	14,673,031

	Personal Products – 1.9%

54,630	L’Oreal, (2)	2,101,616
47,965	Unilever NV	2,366,593
	Total Personal Products	4,468,209

2	NUVEEN

Shares	Description (1)			Value

	Pharmaceuticals – 6.3%

23,670	Johnson & Johnson			$2,948,100
61,553	Novo-Nordisk A/S, (3)			2,110,037
186,764	Pfizer Inc., (3), (4)			6,389,196
72,148	Sanofi-Aventis, (3), (4)			3,264,697
	Total Pharmaceuticals			14,712,030

	Professional Services – 3.0%

114,784	Experian PLC, (2)			2,345,611
111,230	Nielsen Holdings PLC			4,594,911
	Total Professional Services			6,940,522

	Road & Rail – 2.2%

49,847	Union Pacific Corporation			5,279,794

	Software – 4.1%

101,956	Microsoft Corporation			6,714,822
29,083	SAP SE, Sponsored ADR, (4)			2,855,078
	Total Software			9,569,900

	Specialty Retail – 2.3%

66,154	Lowe’s Companies, Inc., (3), (4)			5,438,520

	Technology Hardware, Storage & Peripherals – 3.2%

53,045	Apple, Inc., (3)			7,620,445

	Textiles, Apparel & Luxury Goods – 1.5%

64,012	VF Corporation			3,518,740

	Trading Companies & Distributors – 1.7%

144,514	Itochu Corporation, (2)			4,098,215

	Wireless Telecommunication Services – 2.4%

236,156	KDDI Corporation, (2)			3,107,813
91,405	Vodafone Group PLC, Sponsored ADR, (4)			2,415,834
	Total Wireless Telecommunication Services			5,523,647
	Total Common Stocks (cost $180,506,774)			247,131,135

Shares	Description (1)	Coupon	Ratings (5)	Value

	CONVERTIBLE PREFERRED SECURITIES – 1.3% (0.9% of Total Investments)

	Banks – 0.9%

975	Bank of America Corporation	7.250%	BB+	$1,165,184
700	Wells Fargo & Company	7.500%	BBB	868,000
	Total Banks			2,033,184

	Electric Utilities – 0.4%

12,050	Great Plains Energy Inc.	7.000%	N/R	647,446
7,000	NextEra Energy Inc.	6.371%	BBB	422,660
	Total Electric Utilities			1,070,106
	Total Convertible Preferred Securities (cost $3,104,982)			3,103,290

Shares	Description (1)	Coupon	Ratings (5)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 19.7% (13.5% of Total Investments)

	Banks – 4.8%

33,065	Boston Private Financial Holdings Inc.	6.950%	N/R	$850,762
4,615	Citigroup Inc.	8.125%	BB+	127,189
17,200	Citigroup Inc.	7.125%	BB+	496,736

NUVEEN	3

JTD	Nuveen Tax-Advantaged Dividend Growth Fund
	Portfolio of Investments (continued)	March 31, 2017 (Unaudited)

Shares	Description (1)	Coupon	Ratings (5)	Value

	Banks (continued)
8,700	Cobank Agricultural Credit Bank, (2)	6.250%	BBB+	$911,325
2,209	Cobank Agricultural Credit Bank, (2)	6.125%	BBB+	218,346
29,100	Fifth Third Bancorp.	6.625%	Baa3	826,731
31,776	FNB Corporation	7.250%	Ba2	905,616
18,106	HSBC Holdings PLC	8.000%	Baa1	478,904
32,000	Huntington BancShares Inc.	6.250%	Baa3	829,440
32,975	KeyCorp Preferred Stock	6.125%	Baa3	892,303
25,700	People’s United Financial, Inc.	5.625%	BB+	663,317
21,611	Private Bancorp Incorporated	7.125%	N/R	559,077
41,202	Regions Financial Corporation	6.375%	Ba1	1,133,467
56,493	U.S. Bancorp.	6.500%	A3	1,619,089
9,225	Western Alliance Bancorp.	6.250%	N/R	232,009
21,224	Zions Bancorporation	7.900%	BB–	539,726
	Total Banks			11,284,037

	Capital Markets – 3.0%

6,700	Apollo Investment Corporation	6.875%	BBB–	173,061
25,675	Apollo Investment Corporation	6.625%	BBB–	651,118
22,570	Capitala Finance Corporation	7.125%	N/R	573,052
36,400	Charles Schwab Corporation, (4)	6.000%	BBB	971,152
11,059	Fifth Street Finance Corporation	6.125%	BB	278,134
4,360	Gladstone Capital Corporation	6.750%	N/R	111,790
23,881	Hercules Technology Growth Capital Incorporated	6.250%	BBB–	612,548
37,900	Ladenburg Thalmann Financial Services Inc.	8.000%	N/R	951,290
32,400	Morgan Stanley	7.125%	Ba1	943,812
30,802	Solar Capital Limited	6.750%	BBB–	779,599
32,600	Stifel Financial Corporation	6.250%	BB–	844,666
2,472	Triangle Capital Corporation	6.375%	N/R	63,184
	Total Capital Markets			6,953,406

	Consumer Finance – 1.6%

30,150	Capital One Financial Corporation	6.700%	Baa3	827,316
18,225	Discover Financial Services	6.500%	BB–	472,939
48,440	GMAC Capital Trust I	8.125%	B+	1,231,829
22,115	SLM Corporation, Series A	6.970%	Ba3	1,121,231
	Total Consumer Finance			3,653,315

	Diversified Financial Services – 0.5%

35,300	KKR Financial Holdings LLC	7.375%	BBB	922,036
12,444	Main Street Capital Corporation	6.125%	N/R	324,415
	Total Diversified Financial Services			1,246,451

	Diversified Telecommunication Services – 0.3%

26,000	Qwest Corporation	6.875%	BBB–	659,620

	Equity Real Estate Investment Trusts – 2.2%

22,900	Colony Northstar, Inc.	8.875%	N/R	587,843
11,327	Colony Northstar, Inc.	8.750%	N/R	298,013
9,100	Colony Northstar, Inc., (4)	8.250%	N/R	232,232
3,775	Colony Northstar, Inc.	7.500%	N/R	93,696
31,350	DDR Corporation	6.500%	Baa3	788,453
10,288	Digital Realty Trust Inc.	7.375%	Baa3	282,920
31,651	Dupont Fabros Technology	6.625%	Ba2	854,577
17,225	LaSalle Hotel Properties	6.300%	N/R	423,735
10,150	Senior Housing Properties Trust	5.625%	BBB–	256,491
18,620	Sunstone Hotel Investors Inc.	6.950%	N/R	473,879
33,255	VEREIT, Inc.	6.700%	BB	854,653
	Total Equity Real Estate Investment Trusts			5,146,492

	Food Products – 1.0%

39,225	CHS Inc.	7.100%	N/R	1,120,658
46,210	CHS Inc.	6.750%	N/R	1,293,418
	Total Food Products			2,414,076

4	NUVEEN

Shares	Description (1)	Coupon		Ratings (5)	Value

	Insurance – 4.0%

14,934	Arch Capital Group Limited	6.750%		BBB	$375,889
32,616	Argo Group US Inc.	6.500%		BBB–	827,468
50,000	Aspen Insurance Holdings Limited	7.250%		BBB–	1,272,000
30,290	Axis Capital Holdings Limited	6.875%		BBB	756,341
64,150	Endurance Specialty Holdings Limited	6.350%		BBB–	1,680,089
20,688	Kemper Corporation	7.375%		Ba1	554,232
39,825	Maiden Holdings Limited	8.250%		BB	1,024,697
14,094	Maiden Holdings NA Limited	8.000%		BBB–	359,397
15,118	Maiden Holdings NA Limited	7.750%		BBB–	406,069
26,934	National General Holding Company	7.500%		N/R	675,235
9,191	National General Holding Company	7.500%		N/R	229,499
13,775	Reinsurance Group of America Inc.	6.200%		BBB	392,863
16,000	Reinsurance Group of America, Inc.	5.750%		BBB	439,040
16,500	Torchmark Corporation	6.125%		BBB+	427,350
	Total Insurance				9,420,169

	Mortgage Real Estate Investment Trusts – 0.3%

14,385	Arbor Realty Trust Incorporated	7.375%		N/R	367,537
10,028	MFA Financial Inc.	8.000%		N/R	256,516
	Total Mortgage Real Estate Investment Trusts				624,053

	Real Estate Management & Development – 0.2%

16,770	Kennedy-Wilson Inc.	7.750%		BB–	432,331

	Specialty Retail – 0.4%

32,570	TravelCenters of America LLC	8.000%		N/R	826,952

	Thrifts & Mortgage Finance – 0.7%

31,750	Federal Agricultural Mortgage Corporation	6.875%		N/R	844,868
33,900	New York Community Bancorp Inc.	6.375%		Ba1	918,690
	Total Thrifts & Mortgage Finance				1,763,558

	U.S. Agency – 0.2%

4,750	Farm Credit Bank of Texas, (2)	6.750%		Baa1	510,922

	Wireless Telecommunication Services – 0.5%

48,000	United States Cellular Corporation	7.250%		Ba1	1,276,800
	Total $25 Par (or similar) Retail Preferred (cost $43,721,787)				46,212,182

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (5)	Value

	CORPORATE BONDS – 4.3% (2.9% of Total Investments)

	Banks – 0.0%

$125	Bank of America Corporation	6.300%	N/A (6)	BB+	$135,937

	Chemicals – 0.3%

275	A Schulman Inc.	6.875%	6/01/23	B	285,312
325	CVR Partners LP / CVR Nitrogen Finance Corp., 144A	9.250%	6/15/23	B+	333,531
600	Total Chemicals				618,843

	Commercial Services & Supplies – 0.3%

175	GFL Environmental Corporation, 144A	7.875%	4/01/20	B–	181,563
250	GFL Environmental Corporation, 144A	9.875%	2/01/21	B–	270,625
350	R.R. Donnelley & Sons Company	6.500%	11/15/23	B+	339,500
775	Total Commercial Services & Supplies				791,688

	Containers & Packaging – 0.2%

400	Sealed Air Corporation, 144A	6.875%	7/15/33	BB	435,000

NUVEEN	5

JTD	Nuveen Tax-Advantaged Dividend Growth Fund
	Portfolio of Investments (continued)	March 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (5)	Value

	Diversified Telecommunication Services – 0.6%

$875	Frontier Communications Corporation	11.000%	9/15/25	BB–	$848,203
582	Qwest Corp.	6.875%	9/15/33	BBB–	579,429
1,457	Total Diversified Telecommunication Services				1,427,632

	Electric Utilities – 0.5%

1,160	Emera, Inc., (4)	6.750%	6/15/76	BBB–	1,265,850

	Equity Real Estate Investment Trusts – 0.3%

700	Communications Sales & Leasing Inc.	8.250%	10/15/23	BB–	738,500

	Food Products – 0.2%

400	Land O’ Lakes Incorporated, 144A, (WI/DD)	7.250%	N/A (6)	BB	402,500

	Health Care Providers & Services – 0.2%

430	Kindred Healthcare Inc.	8.000%	1/15/20	B–	436,988

	Machinery – 0.2%

400	Dana Financing Luxembourg Sarl, 144A	6.500%	6/01/26	BB	417,000

	Media – 0.4%

750	Dish DBS Corporation	7.750%	7/01/26	Ba3	871,875

	Metals & Mining – 0.1%

225	ArcelorMittal	8.000%	10/15/39	Ba1	255,375

	Oil, Gas & Consumable Fuels – 0.1%

200	Enviva Parnters LP / Enviva Partners Finance Corp., 144A	8.500%	11/01/21	B+	212,000

	Specialty Retail – 0.4%

900	L Brands, Inc.	6.875%	11/01/35	BB+	868,500

	Wireless Telecommunication Services – 0.5%

250	Altice Financing SA, 144A	7.500%	5/15/26	BB–	265,625
750	Viacom Inc.	6.875%	4/30/36	BBB	860,162
1,000	Total Wireless Telecommunication Services				1,125,787
$9,522	Total Corporate Bonds (cost $9,716,247)				10,003,475

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (5)	Value

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 10.0% (6.9% of Total Investments)

	Banks – 6.1%

$1,550	Bank of America Corporation	6.500%	N/A (6)	BB+	$1,691,438
1,350	Citigroup Inc.	6.250%	N/A (6)	BB+	1,456,313
875	Citigroup Inc.	5.800%	N/A (6)	BB+	901,250
800	Citizens Financial Group Inc.	5.500%	N/A (6)	BB+	821,000
275	Cobank Agricultural Credit Bank	6.250%	N/A (6)	BBB+	298,762
1,914	General Electric Capital Corporation	5.000%	N/A (6)	A	2,016,877
1,425	JPMorgan Chase & Company	6.750%	N/A (6)	BBB–	1,571,063
825	JPMorgan Chase & Company	7.900%	N/A (6)	BBB–	854,906
125	JPMorgan Chase & Company	6.100%	N/A (6)	BBB–	132,094
975	M&T Bank Corporation	6.450%	N/A (6)	Baa2	1,060,312
1,150	PNC Financial Services Inc.	6.750%	N/A (6)	Baa2	1,285,844
825	SunTrust Bank Inc.	5.625%	N/A (6)	Baa3	862,125
900	Wells Fargo & Company	5.875%	N/A (6)	BBB	970,148
475	Zions Bancorporation	7.200%	N/A (6)	BB–	512,406
13,464	Total Banks				14,434,538

6	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (5)	Value

	Capital Markets – 0.5%

$425	Goldman Sachs Group Inc.	5.300%	N/A (6)	Ba1	$432,969
850	Morgan Stanley	5.550%	N/A (6)	Ba1	874,480
1,275	Total Capital Markets				1,307,449

	Consumer Finance – 0.2%

400	Capital One Financial Corporation	5.550%	N/A (6)	Baa3	415,000

	Energy Equipment & Services – 0.2%

375	Transcanada Trust	5.875%	8/15/76	BBB	395,625

	Food Products – 1.2%

2,175	Land O’ Lakes Incorporated, 144A	8.000%	N/A (6)	BB	2,321,812
425	Land O’ Lakes Inc., 144A	8.000%	N/A (6)	BB	453,688
2,600	Total Food Products				2,775,500

	Insurance – 1.8%

895	Liberty Mutual Group, 144A, (4)	7.800%	3/15/37	Baa3	1,029,250
1,000	MetLife Inc., (4)	10.750%	8/01/39	BBB	1,545,000
1,000	Nationwide Financial Services Inc., (4)	6.750%	5/15/37	Baa2	1,040,000
594	Symetra Financial Corporation, 144A, (4)	8.300%	10/15/37	Baa2	605,880
3,489	Total Insurance				4,220,130
$21,603	Total $1,000 Par (or similar) Institutional Preferred (cost $21,666,218)				23,548,242
	Total Long-Term Investments (cost $258,716,088)				329,998,324

Principal Amount (000)	Description (1)	Coupon	Maturity		Value

	SHORT-TERM INVESTMENTS – 5.7% (3.9% of Total Investments)

	REPURCHASE AGREEMENTS – 5.7% (3.9% of Total Investments)

$13,465	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/17, repurchase price $13,464,638, collateralized by $13,450,000 U.S. Treasury Bonds, 3.125%, due 8/15/44, value $13,740,681	0.090%	4/03/17		$13,464,537
	Total Short-Term Investments (cost $13,464,537)				13,464,537
	Total Investments (cost $272,180,545) – 146.3%				343,462,861
	Borrowings – (44.6)% (7), (8)				(105,000,000)
	Other Assets Less Liabilities – (1.7)% (9)				(3,673,983)
	Net Assets Applicable to Common Shares – 100%				$234,788,878

Investments In Derivatives as of March 31, 2017

Options Written

Number of Contracts	Description	Notional Amount (10)	Expiration Date	Strike Price	Value
(75)	NASDAQ 100® Index	$(41,250,000)	4/21/17	$5,500	$(126,750)
(25)	Russell 2000® Index	(3,575,000)	5/19/17	1,430	(27,199)
(50)	Russell 2000® Index	(7,100,000)	5/19/17	1,420	(74,000)
(75)	S&P 500® Index	(18,075,000)	5/19/17	2,410	(88,500)
(112)	S&P 500® Index	(26,880,000)	4/21/17	2,400	(47,600)
(337)	Total Options Written (premiums received $367,452)	$(96,880,000)			$(364,049)

NUVEEN	7

JTD	Nuveen Tax-Advantaged Dividend Growth Fund
	Portfolio of Investments (continued)	March 31, 2017 (Unaudited)

Interest Rate Swaps (OTC Uncleared)

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (11)	Optional Termination Date	Termination Date	Value	Unrealized Appreciation (Depreciation)
JP Morgan Chase Bank, N.A.	$27,625,000	Receive	1-Month USD-LIBOR-ICE	1.462%	Monthly	7/03/17	12/01/18	12/01/20	$(52,945)	$(419,051)
JP Morgan Chase Bank, N.A.	27,625,000	Receive	1-Month USD-LIBOR-ICE	1.842	Monthly	7/03/17	12/01/20	12/01/22	(179,425)	(712,000)
	$55,250,000								$(232,370)	$(1,131,051)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$193,555,966	$53,575,169	$—	$247,131,135
Convertible Preferred Securities	3,103,290	—	—	3,103,290
$25 Par (or similar) Retail Preferred	44,571,589	1,640,593	—	46,212,182
Corporate Bonds	—	10,003,475	—	10,003,475
$1,000 Par (or similar) Institutional Preferred	—	23,548,242	—	23,548,242

Short-Term Investments:
Repurchase Agreements	—	13,464,537	—	13,464,537

Investments in Derivatives:
Options Written	(364,049)	—	—	(364,049)
Interest Rate Swaps*	—	(1,131,051)	—	(1,131,051)
Total	$240,866,796	$101,100,965	$—	$341,967,761
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the recognition of unrealized gain or loss for tax (mark-to-market) on options contracts, timing differences in the recognition of income and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of March 31, 2017, the cost of investments (excluding investments in derivatives) was $273,289,436.

8	NUVEEN

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of March 31, 2017, were as follows:

Gross unrealized:
Appreciation	$74,324,939
Depreciation	(4,151,514)
Net unrealized appreciation (depreciation) of investments	$70,173,425

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)	For fair value measurement disclosure purposes, investment classified as Level 2.

(3)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

(4)	Investment, or portion of investment, is hypothecated. The total value of investments hypothecated as of the end of the reporting period was $44,364,628.

(5)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(6)	Perpetual Security. Maturity date is not applicable.

(7)	Borrowings as a percentage of Total Investments is 30.6%.

(8)	The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives) in the Portfolio of Investments as collateral for borrowings. As of the end of the reporting period, investments with a value of $234,443,551 have been pledged as collateral for borrowings.

(9)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable. Other assets less liabilities also includes the value of options.

(10)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.

(11)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.

(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt

USD-LIBOR-ICE	United States Dollar – London Inter-Bank Offered Rate – Intercontinental Exchange

NUVEEN	9

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Tax-Advantaged Dividend Growth Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: May 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: May 30, 2017

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: May 30, 2017